Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Dispute with Entity Contracted to Assist in Raising Capital [Member] Minimum [Member]	Dec. 31, 2013 Dispute with Entity Contracted to Assist in Raising Capital [Member] Maximum [Member]	Dec. 31, 2013 Dispute with Entity Contracted to Provide Project Management Services [Member] Minimum [Member]	Dec. 31, 2013 Dispute with Entity Contracted to Provide Project Management Services [Member] Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 516,952	$ 44,100
Loss Contingency, Number of Disputes	2
Loss Contingency, Estimate of Possible Loss			$ 0	$ 100,000	$ 0	$ 129,000	$ 0	$ 100,000